UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Money Market Fund

August 31, 2016

NJS-QTLY-1016
1.805776.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 53.5%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 9/7/16, VRDN (a)(b)	$1,400,000	$1,400,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.7% 9/7/16, VRDN (a)	5,500,000	5,500,000
Arkansas - 0.5%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.83% 9/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	8,900,000	8,900,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.7% 9/7/16, VRDN (a)	400,000	400,000
Series 1994, 0.73% 9/1/16, VRDN (a)(b)	500,000	500,000
Series 1999 A, 0.65% 9/7/16, VRDN (a)	400,000	400,000
		1,300,000
Delaware, New Jersey - 1.5%
Delaware River & Bay Auth. Rev. Series 2008, 0.6% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	25,700,000	25,700,000
Georgia - 0.6%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.73% 9/7/16, VRDN (a)	10,800,000	10,800,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.74% 9/7/16, VRDN (a)	300,000	300,000
		11,100,000
Indiana - 0.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.7% 9/7/16, VRDN (a)(b)	300,000	300,000
Iowa - 0.5%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.78% 9/7/16, VRDN (a)(b)	8,000,000	8,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 9/7/16, VRDN(a)	1,000,000	1,000,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.85% 9/7/16, VRDN (a)(b)	1,400,000	1,400,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.76% 9/7/16, VRDN (a)(b)	400,000	400,000
Series 2016 D, 0.77% 9/7/16, VRDN (a)(b)	500,000	500,000
Series 2016 E, 0.77% 9/7/16, VRDN (a)(b)	500,000	500,000
		1,400,000
New Jersey - 36.9%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	21,000,000	21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.59% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	3,900,000	3,900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.6% 9/7/16, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.56% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	29,800,000	29,800,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.56% 9/7/16, LOC Citibank NA, VRDN (a)	19,600,000	19,600,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.61% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Exxon Mobil Corp. Proj.) Series 1989, 0.15% 9/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,000,000	2,000,000
New Jersey Econ. Dev. Auth. Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.56% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	9,680,000	9,680,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.56% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	9,270,000	9,270,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	18,800,000	18,800,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.57% 9/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	62,500,000	62,500,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.68% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000,000	10,000,000
Series 2006 A, 0.68% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,465,000	5,465,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.58% 9/7/16, LOC Bank of America NA, VRDN (a)	51,580,000	51,580,000
Series 2008 C, 0.59% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	27,975,000	27,975,000
(Barnabas Health Proj.) Series 2011 B, 0.61% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	28,110,000	28,110,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.59% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	12,750,000	12,750,000
Series 2006 A4, 0.57% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,385,000	4,385,000
Series 2006 A5, 0.57% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.57% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	10,735,000	10,735,000
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.55% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,500,000	4,500,000
Series 2004, 0.55% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,780,000	7,780,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.57% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	3,400,000	3,400,000
(Virtua Health Proj.):
Series 2003 A7, 0.55% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	1,600,000	1,600,000
Series 2004, 0.55% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	31,325,000	31,325,000
Series 2009 B, 0.51% 9/1/16, LOC JPMorgan Chase Bank, VRDN (a)	3,950,000	3,950,000
Series 2009 C, 0.6% 9/1/16, LOC JPMorgan Chase Bank, VRDN (a)	27,635,000	27,635,000
Series 2009 D, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	16,800,000	16,800,000
Series 2009 E, 0.59% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	5,500,000	5,500,000
Series 2006 A6, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	1,200,000	1,200,000
Series 2013 B, 0.54% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	30,260,000	30,260,000
Series 2014 B, 0.54% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	8,000,000	8,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2006 A, 0.61% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	7,555,000	7,555,000
Series 2008 B, 0.62% 9/7/16, LOC Bank of America NA, VRDN (a)	32,300,000	32,300,000
Series 2008 F, 0.63% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	48,645,000	48,645,000
Series 2013 5, 0.59% 9/7/16, LOC Citibank NA, VRDN (a)(b)	22,570,000	22,570,000
Series 2015 F, 0.63% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	2,420,000	2,420,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (ExxonMobil Proj.) Series 1989, 0.15% 9/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,000,000	1,000,000
Vineland Gen. Oblig. 0.62% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	19,815,000	19,815,000
		634,280,000
Pennsylvania, New Jersey - 8.5%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	44,660,000	44,660,000
Series 2010 B, 0.55% 9/7/16, LOC Barclays Bank PLC, VRDN (a)	101,000,000	101,000,000
		145,660,000
New York And New Jersey - 2.8%
Port Auth. of New York & New Jersey:
Series 1991 1, 0.64% 9/30/16, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 3, 0.64% 9/30/16, VRDN (a)(b)(c)	9,800,000	9,800,000
Series 1992 1, 0.61% 9/30/16, VRDN (a)(c)	6,800,000	6,800,000
Series 1995 3, 0.64% 9/30/16, VRDN (a)(b)(c)	9,400,000	9,400,000
Series 1995 4, 0.64% 9/30/16, VRDN (a)(b)(c)	10,500,000	10,500,000
Series 1997 1, 0.61% 9/30/16, VRDN (a)(c)	1,500,000	1,500,000
Series 1997 2, 0.61% 9/30/16, VRDN (a)(c)	2,000,000	2,000,000
		48,800,000
North Carolina - 0.2%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.63% 9/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	2,600,000	2,600,000
Tennessee - 0.2%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.59% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)(d)	4,000,000	4,000,000
Texas - 0.8%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.65% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.67% 9/1/16, VRDN(a)	2,500,000	2,500,000
Series 2004, 0.89% 9/7/16, VRDN (a)(b)	2,400,000	2,400,000
Series 2009 C, 0.68% 9/1/16, VRDN (a)	1,400,000	1,400,000
Series 2010 B, 0.67% 9/1/16, VRDN (a)	400,000	400,000
Series 2010 C, 0.68% 9/1/16, VRDN (a)	5,800,000	5,800,000
		13,600,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.84% 9/7/16, VRDN (a)(b)	1,500,000	1,500,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.69% 9/7/16, VRDN (a)(b)	1,650,000	1,650,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $918,090,000)		918,090,000

Tender Option Bond - 8.0%
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.74% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	800,000	800,000
New Jersey - 2.6%
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(e)	4,275,000	4,275,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0099, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,335,000	4,335,000
Series 15 XF0149, 0.56% 9/7/16 (Liquidity Facility Bank of America NA) (a)(e)	2,670,000	2,670,000
Series Floaters L 36, 0.63% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)	6,900,000	6,900,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 0.56% 9/7/16 (Liquidity Facility Bank of America NA) (a)(e)	2,015,000	2,015,000
New Jersey St Higher Ed. Assistance Auth. Participating VRDN Series Floaters L 35, 0.63% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)	11,090,000	11,090,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 0.61% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)	13,140,000	13,140,000
		44,425,000
New York And New Jersey - 5.3%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 0.64% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)	1,675,000	1,675,000
Series 16 XF 0331, 0.63% 9/7/16 (Liquidity Facility Bank of America NA) (a)(b)(e)	3,310,000	3,310,000
Series 16 XF0398, 0.64% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)	22,610,000	22,610,000
Series 16 XF0401, 0.64% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)	13,510,000	13,510,000
Series 16 XF0407, 0.64% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)	6,170,000	6,170,000
Series 16 XF2211, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,610,000	7,610,000
Series 16 XM0211, 0.64% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)	4,335,000	4,335,000
Series 16 ZF0367, 0.64% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)	7,155,000	7,155,000
Series 16 ZM0160, 0.6% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)	3,470,000	3,470,000
Series MS 3321, 0.59% 9/7/16 (Liquidity Facility Cr. Suisse AG) (a)(b)(e)	5,005,000	5,005,000
Series ROC 14086, 0.6% 9/7/16 (Liquidity Facility Citibank NA) (a)(b)(e)	2,160,000	2,160,000
Series ROC II R 14077, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(e)	5,165,000	5,165,000
Series TD 0013, 0.63% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)	2,375,000	2,375,000
Series XG 00 37, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)	4,400,000	4,400,000
The Port Auth. of New York and New Jersey Participating VRDN Series XF 23 60, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(e)	2,400,000	2,400,000
		91,350,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.65% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(e)	1,600,000	1,600,000
TOTAL TENDER OPTION BOND
(Cost $138,175,000)		138,175,000

Other Municipal Security - 29.7%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.67%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	5,200,000	5,200,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 9/8/16, CP mode	800,000	800,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 0.85% tender 9/26/16, CP mode	200,000	200,000
Series 1993 A:
0.85% tender 9/27/16, CP mode	900,000	900,000
0.88% tender 9/28/16, CP mode	2,200,000	2,200,000
		3,300,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 9/27/16, CP mode (b)	500,000	500,000
Series 1990 B, 0.9% tender 9/23/16, CP mode	1,400,000	1,400,000
Series 1990 A, 0.9% tender 9/26/16, CP mode (b)	2,600,000	2,600,000
Series 90B, 0.9% tender 9/7/16, CP mode	1,300,000	1,300,000
Series A1:
0.95% tender 9/6/16, CP mode (b)	2,300,000	2,300,000
0.95% tender 9/21/16, CP mode (b)	200,000	200,000
		8,300,000
New Jersey - 21.5%
Chester Township Gen. Oblig. BAN 2% 2/17/17	3,978,500	4,003,497
Denville Township BAN 2% 10/12/16	7,200,000	7,212,601
Edgewater Gen. Oblig. BAN Series 2016, 2% 7/21/17	18,500,000	18,716,264
Englewood Gen. Oblig. BAN 2.25% 4/6/17	22,300,000	22,486,651
Essex County Gen. Oblig. BAN 1.5% 9/16/16	22,100,000	22,109,606
Evesham Township BAN Series 2016 A, 2% 5/16/17	7,071,418	7,129,184
Fairfield TWP NJ BD NTS. BAN Series 2016, 2% 6/16/17	5,000,000	5,041,420
Haddonfield BAN:
Series 2016, 2.25% 6/23/17	11,875,000	12,011,094
2% 6/23/17 (f)	5,725,738	5,779,045
Harrison Township BAN Series 2016 A, 2.25% 6/1/17	5,223,490	5,274,576
Hazlet Township NJ BAN Series 2016, 2% 6/16/17	3,546,237	3,575,617
Hoboken Gen. Oblig. BAN Series A, 2.25% 3/14/17	9,000,000	9,076,236
Hopatcong Borough Gen. Oblig. BAN Series 2016, 2% 7/27/17	4,800,000	4,850,196
Hopewell Township Gen. Oblig. BAN 2.25% 4/7/17	3,013,145	3,036,306
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	23,000,000	23,091,291
Lakewood Township Gen. Oblig. BAN Series 2016 A, 2% 3/17/17	5,580,000	5,616,451
Mercer County Gen. Oblig. BAN 2% 9/1/16	23,300,000	23,300,000
Montclair Township Gen. Oblig. BAN:
2% 11/4/16	20,109,000	20,160,761
2% 11/4/16	2,855,000	2,862,349
Morris Plains BAN Series 2016, 2.25% 6/30/17	9,475,000	9,583,030
New Jersey Edl. Facilities Auth. Rev. Series 1997 A, 0.43% 10/6/16, CP	5,800,000	5,800,000
New Jersey Envir. Infrastructure Trust Bonds Series 2015 BR2, 3% 9/1/16 (b)	750,000	750,000
North Wildwood Gen. Oblig. BAN:
Series 2016, 2% 8/24/17	7,840,000	7,928,184
2.25% 5/10/17	4,830,000	4,870,754
Ocean City Gen. Oblig. BAN Series 2016 A, 1.5% 1/6/17	20,100,000	20,156,685
Old Bridge Township Gen. Oblig. BAN 2.25% 4/13/17	13,210,000	13,328,199
Robbinsville Township Gen. Oblig. BAN Series 2016 A, 2% 7/27/17	15,966,831	16,154,008
Sea Isle City BAN Series 2016, 1.5% 1/10/17	8,140,000	8,165,065
South Brunswick Township BAN 2% 1/27/17	14,482,000	14,558,162
Sparta Township Gen. Oblig. BAN Series 2015 A, 1.5% 10/28/16	4,963,700	4,970,614
Sussex County Gen. Oblig. BAN Series 2016, 2.25% 6/28/17	7,500,000	7,593,637
Tewksbury Township Gen. Oblig. BAN 2% 6/1/17	3,150,000	3,177,334
Township of Bridgewater BAN Series 2016, 2% 8/15/17	14,032,317	14,207,658
Township of Lawrence BAN Series 2016, 2% 7/21/17	7,600,000	7,684,741
Union County Gen. Oblig. Bonds Series 2016 B, 2% 3/1/17	3,750,000	3,775,041
Verona Township Gen. Oblig. BAN Series 2016, 2% 7/21/17	8,562,500	8,657,215
Washington Township Gloucester County BAN Series 2016 B, 2% 4/25/17	2,990,000	3,014,581
Woodbridge Township Gen. Oblig. BAN Series 2016, 2% 8/18/17	8,750,000	8,860,278
		368,568,331
New York And New Jersey - 7.0%
Port Auth. of New York & New Jersey:
Bonds:
Series 2011, 5% 9/15/16 (b)	3,300,000	3,305,590
Series 2016, 2% 10/1/16 (b)	2,800,000	2,803,365
5% 9/1/16 (b)	7,245,000	7,245,000
Series A:
0.49% 10/13/16, CP (b)	7,600,000	7,600,000
0.49% 10/20/16, CP (b)	5,400,000	5,400,000
0.5% 9/6/16, CP (b)	7,010,000	7,010,000
0.5% 9/14/16, CP (b)	7,305,000	7,305,000
0.5% 9/19/16, CP (b)	7,500,000	7,500,000
0.52% 10/5/16, CP (b)	1,900,000	1,900,000
0.52% 11/3/16, CP (b)	6,985,000	6,985,000
0.53% 10/20/16, CP (b)	990,000	990,000
0.53% 11/9/16, CP (b)	10,025,000	10,025,000
0.58% 11/17/16, CP (b)	17,600,000	17,600,000
0.6% 12/5/16, CP (b)	14,000,000	14,000,000
Series B:
0.47% 9/15/16, CP	2,355,000	2,355,000
0.47% 9/20/16, CP	3,900,000	3,900,000
0.47% 10/12/16, CP	5,000,000	5,000,000
0.48% 10/6/16, CP	1,732,500	1,732,500
0.49% 10/24/16, CP	4,800,000	4,800,000
0.5% 10/17/16, CP	3,200,000	3,200,000
		120,656,455
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.93% tender 9/6/16, CP mode (b)	1,400,000	1,400,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.9% tender 9/27/16, CP mode (b)	1,100,000	1,100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $509,324,787)		509,324,786
	Shares	Value

Investment Company - 9.3%
Fidelity Municipal Cash Central Fund, 0.61% (g)(h)
(Cost $159,664,001)	159,664,001	159,664,001
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $1,725,253,787)		1,725,253,787
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(8,200,786)
NET ASSETS - 100%		$1,717,053,001

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,800,000 or 2.8% of net assets.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 1, 0.64% 9/30/16, VRDN	6/18/91	$8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.64% 9/30/16, VRDN	12/3/03	$9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.61% 9/30/16, VRDN	2/14/92	$6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.64% 9/30/16, VRDN	9/15/95	$9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.64% 9/30/16, VRDN	8/9/02	$10,500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.61% 9/30/16, VRDN	1/27/16	$1,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.61% 9/30/16, VRDN	10/26/12 - 11/8/13	$2,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$334,301
Total	$334,301

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At August 31, 2016 the cost for Federal Income Tax Purposes was $1,725,253,787.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey AMT Tax-Free Money Market Fund

August 31, 2016

SNJ-QTLY-1016
1.805778.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 48.8%
	Principal Amount	Value
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.7% 9/7/16, VRDN (a)	$700,000	$700,000
Arizona - 0.5%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.62% 9/7/16, VRDN (a)	1,500,000	1,500,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.7% 9/7/16, VRDN (a)	100,000	100,000
Series 1999 A, 0.65% 9/7/16, VRDN (a)	100,000	100,000
		200,000
Georgia - 0.7%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.73% 9/7/16, VRDN (a)	1,600,000	1,600,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.74% 9/7/16, VRDN (a)	200,000	200,000
		1,800,000
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 9/7/16, VRDN (a)	500,000	500,000
Series 2010 B1, 0.82% 9/7/16, VRDN (a)	1,150,000	1,150,000
		1,650,000
New Jersey - 27.4%
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.56% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	4,440,000	4,440,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.56% 9/7/16, LOC Citibank NA, VRDN (a)	5,400,000	5,400,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Exxon Mobil Corp. Proj.) Series 1989, 0.15% 9/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,050,000	1,050,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.58% 9/7/16, LOC Bank of America NA, VRDN (a)	7,975,000	7,975,000
Series 2008 C, 0.59% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	12,735,000	12,735,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.59% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	4,835,000	4,835,000
(Virtua Health Proj.):
Series 2004, 0.55% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	2,775,000	2,775,000
Series 2009 B, 0.51% 9/1/16, LOC JPMorgan Chase Bank, VRDN (a)	5,700,000	5,700,000
Series 2009 D, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	5,200,000	5,200,000
Series 2013 B, 0.54% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	6,200,000	6,200,000
Series 2014 B, 0.54% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.62% 9/7/16, LOC Bank of America NA, VRDN (a)	12,990,000	12,990,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.) Series 1994, 0.15% 9/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,000,000	1,000,000
		77,300,000
Pennsylvania, New Jersey - 13.6%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	18,640,000	18,640,000
Series 2010 B, 0.55% 9/7/16, LOC Barclays Bank PLC, VRDN (a)	19,685,000	19,685,000
		38,325,000
New York And New Jersey - 4.9%
Port Auth. of New York & New Jersey:
Series 1992 2, 0.61% 9/30/16, VRDN (a)(b)	6,400,000	6,400,000
Series 1997 1, 0.61% 9/30/16, VRDN (a)(b)	4,400,000	4,400,000
Series 1997 2, 0.61% 9/30/16, VRDN (a)(b)	3,100,000	3,100,000
		13,900,000
Texas - 0.7%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.67% 9/1/16, VRDN (a)	100,000	100,000
Series 2010 B, 0.67% 9/1/16, VRDN (a)	100,000	100,000
Series 2010 C, 0.68% 9/1/16, VRDN (a)	1,800,000	1,800,000
		2,000,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $137,375,000)		137,375,000

Tender Option Bond - 10.2%
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.74% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
New Jersey - 1.5%
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	600,000	600,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0149, 0.56% 9/7/16 (Liquidity Facility Bank of America NA) (a)(c)	2,000,000	2,000,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 0.56% 9/7/16 (Liquidity Facility Bank of America NA) (a)(c)	1,500,000	1,500,000
		4,100,000
New York And New Jersey - 8.7%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZM0092, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000,000	9,000,000
Series 16 XM0178, 0.59% 9/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,000,000	6,000,000
Series MS 3249, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	500,000	500,000
Series MS 3264, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,650,000	7,650,000
Series ROC II R 14077, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,500,000	1,500,000
		24,650,000
TOTAL TENDER OPTION BOND
(Cost $28,850,000)		28,850,000

Other Municipal Security - 29.8%
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 9/8/16, CP mode	100,000	100,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1993 A:
0.85% tender 9/27/16, CP mode	100,000	100,000
0.88% tender 9/28/16, CP mode	400,000	400,000
		500,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 0.9% tender 9/23/16, CP mode	200,000	200,000
Series 90B, 0.9% tender 9/7/16, CP mode	200,000	200,000
		400,000
New Jersey - 28.3%
Avalon Borough Gen. Oblig. BAN 2% 2/22/17	2,225,000	2,239,924
Chester Township Gen. Oblig. BAN 2% 2/17/17	500,000	503,142
Denville Township BAN 2% 10/12/16	1,071,700	1,073,576
Edgewater Gen. Oblig. BAN Series 2016, 2% 7/21/17	2,800,000	2,832,732
Englewood Gen. Oblig. BAN 2.25% 4/6/17	2,900,000	2,924,273
Essex County Gen. Oblig. BAN:
Series 2015, 2% 9/16/16	3,300,000	3,302,205
1.5% 9/16/16	2,900,000	2,901,261
Evesham Township BAN Series 2016 A, 2% 5/16/17	1,000,000	1,008,169
Fairfield TWP NJ BD NTS. BAN Series 2016, 2% 6/16/17	700,000	705,799
Haddonfield BAN:
Series 2016, 2.25% 6/23/17	1,700,000	1,719,483
2% 6/23/17 (d)	900,000	908,379
Harrison Township BAN Series 2016 A, 2.25% 6/1/17	800,000	807,824
Hazlet Township NJ BAN Series 2016, 2% 6/16/17	500,000	504,142
Hoboken Gen. Oblig. BAN Series A, 2.25% 3/14/17	1,400,000	1,411,859
Hopatcong Borough Gen. Oblig. BAN Series 2016, 2% 7/27/17	710,080	717,506
Hopewell Township Gen. Oblig. BAN 2.25% 4/7/17	400,000	403,075
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	3,200,000	3,212,701
Lakewood Township Gen. Oblig. BAN Series 2016 A, 2% 3/17/17	700,000	704,573
Mercer County Gen. Oblig. BAN 2% 9/1/16	3,000,000	3,000,000
Montclair Township Gen. Oblig. BAN 2% 11/4/16	3,300,000	3,308,494
Morris Plains BAN Series 2016, 2.25% 6/30/17	1,400,000	1,415,962
New Jersey Edl. Facilities Auth. Rev. Series 1997 A, 0.43% 10/6/16, CP	900,000	900,000
New Jersey Envir. Infrastructure Trust Bonds Series 2013, 5% 9/1/16	970,000	970,000
North Wildwood Gen. Oblig. BAN:
Series 2016, 2% 8/24/17	1,300,000	1,314,622
2.25% 5/10/17	700,000	705,906
Ocean City Gen. Oblig. BAN Series 2016 A, 1.5% 1/6/17	3,000,000	3,008,460
Old Bridge Township Gen. Oblig. BAN 2.25% 4/13/17	1,800,000	1,816,106
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2015, 2% 9/23/16	18,051,000	18,067,058
Passaic County Gen. Oblig. BAN Series 2015 A, 2% 12/13/16	2,700,000	2,710,113
Robbinsville Township Gen. Oblig. BAN Series 2016 A, 2% 7/27/17	2,500,000	2,529,307
Sea Isle City BAN Series 2016, 1.5% 1/10/17	1,200,000	1,203,695
South Brunswick Township BAN 2% 1/27/17	1,900,000	1,909,992
Sparta Township Gen. Oblig. BAN Series 2015 A, 1.5% 10/28/16	700,000	700,975
Sussex County Gen. Oblig. BAN Series 2016, 2.25% 6/28/17	1,100,000	1,113,733
Tewksbury Township Gen. Oblig. BAN 2% 6/1/17	500,000	504,339
Township of Bridgewater BAN Series 2016, 2% 8/15/17	2,200,000	2,227,490
Township of Lawrence BAN Series 2016, 2% 7/21/17	1,150,000	1,162,823
Union County Gen. Oblig. Bonds:
Series 2016 A, 2% 3/1/17	300,000	302,003
Series 2016, 2% 3/1/17	200,000	201,335
Verona Township Gen. Oblig. BAN Series 2016, 2% 7/21/17	1,300,000	1,314,380
Woodbridge Township Gen. Oblig. BAN Series 2016, 2% 8/18/17	1,400,000	1,417,645
		79,685,061
New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey Series B:
0.47% 9/15/16, CP	1,100,000	1,100,000
0.47% 9/20/16, CP	600,000	600,000
0.47% 10/12/16, CP	800,000	800,000
0.49% 10/24/16, CP	795,000	795,000
		3,295,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $83,980,061)		83,980,061
	Shares	Value

Investment Company - 11.4%
Fidelity Tax-Free Cash Central Fund, 0.60% (e)(f)
(Cost $32,053,000)	32,053,000	32,053,000
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $282,258,061)		282,258,061
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(510,692)
NET ASSETS - 100%		$281,747,369

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,900,000 or 4.9% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1992 2, 0.61% 9/30/16, VRDN	2/14/92	$6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 0.61% 9/30/16, VRDN	8/9/02	$4,400,000
Port Auth. of New York & New Jersey Series 1997 2, 0.61% 9/30/16, VRDN	9/15/97	$3,100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$49,609
Total	$49,609

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At August 31, 2016 the cost for Federal Income Tax Purposes was $282,258,061.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Money Market Fund

August 31, 2016

CTM-QTLY-1016
1.805761.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.2%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 9/7/16, VRDN (a)(b)	$1,100,000	$1,100,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.7% 9/7/16, VRDN (a)	2,000,000	2,000,000
Arkansas - 0.7%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.82% 9/7/16, VRDN (a)(b)	2,300,000	2,300,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.83% 9/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	6,400,000	6,400,000
		8,700,000
Connecticut - 44.0%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.61% 9/7/16, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.82% 9/7/16, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 0.82% 9/7/16, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2016 C, 0.61% 9/7/16 (Liquidity Facility Bank of America NA), VRDN (a)	27,720,000	27,720,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.59% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	16,150,000	16,150,000
(Gaylord Hosp. Proj.) Series B, 0.72% 9/7/16, LOC Bank of America NA, VRDN (a)	15,490,000	15,490,000
(Greenwich Hosp. Proj.) Series C, 0.63% 9/7/16, LOC Bank of America NA, VRDN (a)	16,380,000	16,380,000
(Griffin Hosp. Proj.) Series C, 0.57% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	19,675,000	19,675,000
(Hamden Hall Country Day School Proj.) Series A, 0.65% 9/7/16, LOC RBS Citizens NA, VRDN (a)	15,700,000	15,700,000
(Hosp. for Spl. Care Proj.) Series E, 0.59% 9/7/16, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	7,940,000	7,940,000
(Masonicare Corp. Proj.) Series C, 0.58% 9/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	66,370,000	66,370,000
(Sacred Heart Univ. Proj.) Series F, 0.66% 9/7/16, LOC Bank of America NA, VRDN (a)	17,100,000	17,100,000
(Taft School Issue Proj.) Series E, 0.65% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	5,100,000	5,100,000
(Trinity College Proj.) Series L, 0.59% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	8,910,000	8,910,000
(Wesleyan Univ. Proj.) Series H, 0.57% 9/7/16, VRDN (a)	16,605,000	16,605,000
Series 2007 B, 0.67% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	11,290,000	11,290,000
Series 2007 D, 0.72% 9/7/16, LOC Bank of America NA, VRDN (a)	9,670,000	9,670,000
Series 2011 A, 0.59% 9/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,855,000	1,855,000
Series 2011 B, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)	61,085,000	61,085,000
Series 2013 H, 0.62% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	8,400,000	8,400,000
Series 2013 O, 0.64% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	46,000,000	46,000,000
Series 2014 C, 0.64% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	31,925,000	31,925,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 0.54% 9/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	4,675,000	4,675,000
Series 2010, 0.59% 9/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,600,000	3,600,000
(Hsg. Mtg. Fin. Prog.) Series 2013 B5, 0.61% 9/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	14,010,000	14,010,000
Series 2008 E, 0.65% 9/7/16 (Liquidity Facility Bank of America NA), VRDN (a)(b)	24,000,000	24,000,000
Series D 3, 0.63% 9/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	6,935,000	6,935,000
Series E 3, 0.55% 9/7/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,000,000	7,000,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	28,860,000	28,860,000
Stamford Hsg. Auth. Multi-family Rev. 0.59% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	16,120,000	16,120,000
		529,160,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.73% 9/1/16, VRDN (a)(b)	800,000	800,000
Series 1993 C, 0.7% 9/7/16, VRDN (a)	300,000	300,000
		1,100,000
Georgia - 0.9%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.73% 9/7/16, VRDN (a)	2,400,000	2,400,000
Bartow County Dev. Auth. Rev. (VMC Specialty Alloys LLC Proj.) Series 2014, 0.66% 9/7/16, LOC Comerica Bank, VRDN (a)(b)	1,500,000	1,500,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.73% 9/7/16, VRDN (a)	5,500,000	5,500,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.74% 9/7/16, VRDN (a)	1,700,000	1,700,000
		11,100,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.7% 9/7/16, VRDN (a)(b)	1,700,000	1,700,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 9/7/16, VRDN (a)	1,000,000	1,000,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.85% 9/7/16, VRDN (a)(b)	1,100,000	1,100,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.76% 9/7/16, VRDN (a)(b)	300,000	300,000
Series 2016 D, 0.77% 9/7/16, VRDN (a)(b)	300,000	300,000
Series 2016 E, 0.77% 9/7/16, VRDN (a)(b)	300,000	300,000
		900,000
Texas - 0.7%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.67% 9/1/16, VRDN (a)	3,600,000	3,600,000
Series 2009 A, 0.67% 9/1/16, VRDN (a)	1,400,000	1,400,000
Series 2009 C, 0.68% 9/1/16, VRDN (a)	1,600,000	1,600,000
Series 2010 C, 0.68% 9/1/16, VRDN (a)	2,320,000	2,320,000
		8,920,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.84% 9/7/16, VRDN (a)(b)	1,100,000	1,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $567,880,000)		567,880,000

Tender Option Bond - 10.3%
California - 0.2%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 0.71% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,900,000	1,900,000
Connecticut - 10.1%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,000,000	2,000,000
Series 15 YX1002, 0.6% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,590,000	1,590,000
Series Putters 3996, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000,000	10,000,000
Series Putters 5003, 0.6% 9/1/16 (Liquidity Facility J.P. Morgan Securities, LLC) (a)(c)	5,300,000	5,300,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series MS 06 1884, 0.57%, tender 10/13/16 (Liquidity Facility Wells Fargo & Co.) (a)(c)(d)	11,670,000	11,653,838
Participating VRDN:
Series 15 XF0091, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	940,000	940,000
Series 16 ZF0378, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,500,000	2,500,000
Series BA 15 XF0247, 0.6% 9/7/16 (Liquidity Facility Bank of America NA) (a)(c)	4,500,000	4,500,000
Series RBC 2016 XM0133, 0.6% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,225,000	2,225,000
Series RBC 2016 ZM0134, 0.6% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,910,000	7,910,000
Series ROC II R 11854, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	15,210,000	15,210,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	16,000,000	15,999,983
Connecticut St Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series ZF 04 74, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,400,000	6,400,000
Series ZF 04 75, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,955,000	15,955,000
Connecticut St Health & Facilities Auth. Rev. Participating VRDN Series ZF 04 76, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,995,000	11,995,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,630,000	6,630,000
		120,808,821
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.74% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	500,000	500,000
TOTAL TENDER OPTION BOND
(Cost $123,208,821)		123,208,821

Other Municipal Security - 32.4%
Connecticut - 30.8%
Bethel Gen. Oblig. BAN 2% 2/17/17	11,780,000	11,851,021
Brookfield Gen. Oblig. BAN Series 2015 A, 1.75% 11/17/16	15,530,000	15,569,619
Clinton Gen. Oblig. BAN 2% 2/8/17	14,000,000	14,092,546
Connecticut Gen. Oblig. Bonds:
Series 2006 E, 5% 12/15/16	6,000,000	6,077,151
Series 2009 A, 5% 2/15/17	2,000,000	2,039,372
Series 2011 E, 5% 11/1/16	5,000,000	5,036,990
Series 2012 D, 0.99% 9/15/16 (a)	2,000,000	2,000,252
Series 2013 A:
0.67% 1/1/17 (a)(e)	23,000,000	23,000,000
4% 10/15/16	350,000	351,416
Series 2014 B, 0.87% 3/1/17 (a)	4,400,000	4,400,742
Series 2014 C:
5% 12/15/16	190,000	192,435
5% 6/15/17	7,000,000	7,240,240
Series 2015 A, 3% 3/15/17	5,325,000	5,396,315
Series 2016 A, 3% 3/15/17	8,000,000	8,102,024
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	920,000	922,847
Series S1:
0.47% tender 9/6/16, CP mode	12,900,000	12,900,000
0.5% tender 10/4/16, CP mode	12,800,000	12,800,000
0.5% tender 10/5/16, CP mode	8,630,000	8,630,000
0.5% tender 10/6/16, CP mode	8,630,000	8,630,000
Series S2:
0.43% tender 9/1/16, CP mode	17,640,000	17,640,000
0.44% tender 9/6/16, CP mode	9,200,000	9,200,000
0.44% tender 9/7/16, CP mode	9,100,000	9,100,000
0.6%, tender 2/1/17 (a)	9,400,000	9,399,401
Connecticut Hsg. Fin. Auth. Bonds:
Series 2013 B3, 1.35% 11/15/16 (b)	3,800,000	3,805,396
Series 2016 E2, 0.8% 5/15/17 (b)	2,470,000	2,470,000
0.45% 11/15/16 (b)	2,075,000	2,075,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2008 A, 5% 11/1/16	2,000,000	2,014,594
Series 2009 1:
4.25% 2/1/17	1,100,000	1,116,857
5% 2/1/17	2,530,000	2,576,079
Series 2010 A, 5% 11/1/16	5,295,000	5,334,204
Series 2011 A, 5% 12/1/16	2,200,000	2,224,357
Series 2012 A, 3% 1/1/17	3,000,000	3,024,091
Connecticut State Revolving Fund Gen. Rev. Bonds Series 2011 A, 5% 1/1/17	750,000	760,954
Danbury Gen. Oblig. BAN Series 2016, 2% 7/20/17	13,400,000	13,563,227
East Hampton Gen. Oblig. BAN Series 2015, 2% 12/15/16	5,000,000	5,019,669
Easton Gen. Oblig. BAN 2% 12/14/16	1,510,000	1,516,459
Enfield Gen. Oblig. BAN Series 2016, 2% 8/9/17	12,900,000	13,050,535
Milford Gen. Oblig. BAN:
Series 2015, 1% 11/7/16	1,380,000	1,381,016
2% 11/7/16	13,095,000	13,127,540
Naugatuck Gen. Oblig. BAN 2% 10/24/16	6,000,000	6,013,136
New Milford Gen. Oblig. BAN Series 2016, 2% 4/24/17	14,570,000	14,686,389
Oxford Gen. Oblig. BAN Series 2016, 1.5% 11/1/16	5,896,000	5,905,183
Redding Gen. Oblig. BAN 2% 3/15/17	1,644,000	1,655,335
Rocky Hill Gen. Oblig. BAN 2% 11/17/16	12,800,000	12,841,971
South Windsor Gen. Oblig. BAN 2% 2/16/17	12,300,000	12,373,968
Southington Gen. Oblig. BAN 2% 1/25/17	6,000,000	6,033,528
Town of Essex Bond BAN Series 2016, 1.75% 5/17/17	4,000,000	4,028,180
Trumbull Gen. Oblig. BAN Series 2015, 1.5% 9/1/16	9,520,000	9,520,000
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2014, 5% 2/15/17	2,800,000	2,855,886
Series 2015 A, 4% 2/15/17	6,005,000	6,100,138
Series 2016 A, 4% 3/15/17	5,300,000	5,393,078
Watertown Gen. Oblig. BAN 1.5% 10/26/16	6,400,000	6,409,284
Windham Gen. Oblig. BAN 2% 12/7/16	9,150,000	9,185,178
		370,633,603
Georgia - 0.7%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.67%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	8,700,000	8,700,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 9/8/16, CP mode	600,000	600,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992:
0.85% tender 9/26/16, CP mode	100,000	100,000
0.85% tender 9/27/16, CP mode	600,000	600,000
Series 1992, 0.88% tender 9/28/16, CP mode	1,500,000	1,500,000
Series 93B, 0.9% tender 9/7/16, CP mode	900,000	900,000
		3,100,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 9/27/16, CP mode(b)	300,000	300,000
Series 1990 B, 0.9% tender 9/23/16, CP mode	1,000,000	1,000,000
Series 1990 A, 0.9% tender 9/26/16, CP mode (b)	1,900,000	1,900,000
Series A1:
0.95% tender 9/6/16, CP mode (b)	1,600,000	1,600,000
0.95% tender 9/21/16, CP mode (b)	200,000	200,000
		5,000,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.93% tender 9/6/16, CP mode (b)	1,000,000	1,000,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.9% tender 9/27/16, CP mode (b)	800,000	800,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $389,833,603)		389,833,603
	Shares	Value

Investment Company - 9.3%
Fidelity Municipal Cash Central Fund, 0.61% (f)(g)
(Cost $112,142,000)	112,142,000	112,142,000
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $1,193,064,424)		1,193,064,424
NET OTHER ASSETS (LIABILITIES) - 0.8%		9,613,128
NET ASSETS - 100%		$1,202,677,552

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,653,838 or 1.0% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series MS 06 1884, 0.57%, tender 10/13/16 (Liquidity Facility Wells Fargo & Co.)	2/19/15 - 5/6/16	$11,652,627

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$274,149
Total	$274,149

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At August 31, 2016 the cost for Federal Income Tax Purposes was $1,193,064,424.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2016